Warrant Liabilities - Schedule of Assumptions Using Black-Scholes Option-Pricing Model (Details) - Warrants [Member]	12 Months Ended
Dec. 31, 2019 $ / shares
Statement Line Items [Line Items]
Risk-free interest rate	1.57%
Expected volatility	105.90% [1]
Expected life	6 months
Share price on valuation date	$ 0.56
Expected dividend yield	0.00%

[1]	Expected volatility is based on the historical and implied volatility of the Company’s share price on the TSX.